Share-based Awards Plan	12 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Awards Plan
21.	Share-based Awards Plan

In July 2007, the Company adopted the 2007 Share Incentive Plan (the “Plan”). The Plan provides for the granting of share options and restricted ordinary shares to employees and consultants of the Company. Options granted under the Plan may be either incentive share options or nonqualified share options. The Company reserved 15,000,000 ordinary shares for issuance under the Plan. Under the Plan, options granted generally vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service. Certain options granted vest 50% after the first year of service and 50% after the second year of service. Options may be granted for a term not exceeding 10 years from the date of grant. The option award provides for accelerated vesting if there is a change in control (as defined in the Plan).

For certain options granted with a four year graded vesting term as described above, in the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination. The Company concluded that the termination clause represents a non-substantive vesting term since it allows the grantee to continue to vest options for a twelve month period after termination. For accounting purposes, 60% of these options granted are vested after the first year of service, 20% after the second year of service and 20% after the third year of service.

The following table summarizes the option activity for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012 (amounts in thousands of U.S. Dollars (“US$”), except for number of shares and exercise price):

Share Option	Number of Shares	Weighted- average Exercise Price	Weighted- average grant-date fair value	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (US$’000)

Outstanding, December 31, 2008	8,844,500	2.97	—	—	—
Granted	2,340,000	0.92	0.44	—	—
Forfeited	(784,600)	2.81	1.59	—	—
Expired	(450,000)	2.40	1.65	—	—
Outstanding, December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Vested and expected to vest at December 31, 2009	9,949,900	2.53	3.30	6.72	1,735
Exercisable at December 31, 2009	5,494,500	2.71	0.56	6.05	581

Outstanding, December 31, 2009	9,949,900	2.53	3.30	—	—
Granted	5,160,000	1.00	0.24	—	—
Forfeited	(735,000)	2.69	1.02	—	—
Expired	(1,136,800)	2.77	1.56	—	—
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Vested and expected to vest at December 31, 2010	13,238,100	1.90	2.38	8.18	94
Exercisable at December 31, 2010	6,373,567	2.46	1.08	7.44	31
Outstanding, December 31, 2010	13,238,100	1.90	2.38	8.18	94
Granted	—	—	—	—	—
Forfeited	(1,828,500)	1.61	0.54	1.61	—
Expired	(1,387,400)	3.56	1.44	3.56	—
Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Vested and expected to vest at June 30, 2011	10,022,200	1.73	2.03	7.38	—
Exercisable at June 30, 2011	5,934,200	2.03	0.87	7.02	—

Outstanding, June 30, 2011	10,022,200	1.73	2.03	7.38	—
Granted	200,000	0.67	0.33	9.13	—
Forfeited	(66,667)	1.00	0.23	7.89	—
Expired	(388,200)	3.69	1.08	5.43	—
Outstanding, June 30, 2012	9,767,333	1.63	0.68	6.98	—
Vested and expected to vest at June 30, 2012	9,767,333	1.63	0.68	6.98	—
Exercisable at June 30, 2012	7,839,867	1.73	0.75	6.82	—

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day at each balance sheet date and the weighted-average exercise price.

As of June 30, 2012, there was RMB1.9 (US$0.3) million unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a vesting period of 3 to 4 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may differ.

The fair value of each option award was estimated on the date of grant using a binomial option pricing model by the Company’s management, with assistance from an external consultant. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s shares. The relevant historical information is limited because the Company became a public company in November 2007. The expected term was estimated based on the resulting output of the binomial option pricing model.

The risk-free interest rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures were estimated based on historical experience. The option awards are not transferable, and the grantee has a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor. The suboptimal exercise factor of 1.5 is based on the external consultant’s research on the early exercise behavior of employees with stock options.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011	2012

Risk-free interest rate	3.17%	3.26%-3.30%	2.5%	1.24%
Dividend yield	—	—	—	—
Expected volatility range	48.62%	62.21%-62.35%	68.75	42% - 84%
Weighted average expected volatility	48.62%	62.33%	68.75%	69%
Expected term (in years)	2.77	3.93	2	2

The total fair value of option awards vested during the year ended December 31, 2009 and 2010, six months ended June 30, 2011 and the year ended June 30, 2012 were RMB17,926,430, RMB14,433,351, RMB3,540,428 and RMB3,096,742 (US$487,446), respectively.

Total compensation cost recognized for the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, is as follows:

	For the years ended December 31,
	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	206	—	—	—	—
General and administrative expenses	14,596	9,835	3,709	4,630	729
Research and development expenses	31	—	—	—	—